SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Mar. 03, 2022	Feb. 28, 2022	Oct. 04, 2021	Sep. 01, 2021	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Numbert of shares issued	163,957
Number of vesting shares	163,957
Digital Cinema United Holding [Member]
IfrsStatementLineItems [Line Items]
Issuer Consideration Shares	3,000,000
Advanced from related party			$ 573,964	$ 573,964
Interest rate					6.00%
Accrued of interest income		$ 31,281